Equity Method Investment Equity Method Investment, Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Gain (Loss) on Investments	$ 9,735	$ (105,384)	$ 116,925
Operating Income (Loss)	(31,447)	(529,643)	(21,452)
Net (loss) income	20,227	(671,983)	$ 44,654
Current assets	190,030	121,603
Non-current assets	617,243	746,592
Total assets	807,273	868,195
Current liabilities	131,163	87,016
Non-current liabilities	55,766	508,581
Total liabilities	186,929	595,597
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Total revenues	540,786	915,892
Operating Income (Loss)	(90,508)	245,334
Net (loss) income	(234,435)	94,124
Current assets	289,227	242,219
Non-current assets	4,724,742	4,916,405
Total assets	5,013,969	5,158,624
Current liabilities	527,841	406,175
Non-current liabilities	2,649,200	2,686,681
Total liabilities	$ 3,177,041	$ 3,092,856